Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	HUANENG POWER INTERNATIONAL, INC.
Entity Central Index Key	0000929058
Current Fiscal Year End Date	--12-31
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-13314
Entity Incorporation, State or Country Code	F4
Entity Address, Address Line One	HUANENG BUILDING
Entity Address, Address Line Two	6 FUXINGMENNEI STREET, XICHENG DISTRICT
Entity Address, City or Town	BEIJING
Entity Address, Country	CN
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Firm ID	1408
Auditor Location	Beijing, the People’s Republic of China
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	HUANENG BUILDING
Entity Address, Address Line Two	6 FUXINGMENNEI STREET, XICHENG DISTRICT
Entity Address, City or Town	BEIJING
Entity Address, Country	CN
Contact Personnel Name	Mr. Huang Chaoquan
Country Region	86
City Area Code	10
Local Phone Number	6322 6999
Contact Personnel Fax Number	86 (10) 6322 6888
American depositary shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares Each Representing 40 Overseas Listed Shares
Trading Symbol	HNP
Security Exchange Name	NYSE
Overseas listed foreign shares
Document Information [Line Items]
Title of 12(b) Security	Overseas Listed Shares with Par Value of RMB1.00 Per Share
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	4,700,383,440
A shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	10,997,709,919